Fair Value Measurements (Quantitative Information) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Unsecured Debt [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 0.0	$ 0.0
Duration	1 year 3 months 18 days	1 year
Unsecured Debt [Member] | Minimum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	0.25	0.25
Unsecured Debt [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 8.1	$ 7.3
Duration	2 years 6 months	2 years 6 months
Unsecured Debt [Member] | Weighted Average [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	0.25	0.25
Unsecured Debt [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 10.8	$ 9.7
Duration	3 years 3 months 18 days	3 years 6 months
Unsecured Debt [Member] | Maximum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	0.25	0.25
Secured Debt [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 0.0	$ 0.0
Duration	3 months 18 days	1 year
Secured Debt [Member] | Minimum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	0	0.05
Secured Debt [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 50.2	$ 46.1
Duration	2 years 6 months	2 years 6 months
Secured Debt [Member] | Weighted Average [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	0.21	0.23
Secured Debt [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated cash outflows | $	$ 76.8	$ 70.2
Duration	3 years 3 months 18 days	3 years 6 months
Secured Debt [Member] | Maximum [Member] | Estimated Probabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probabilities | item	0.25	0.25